Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ (5,739)	$ 5,310	$ 44,638
Other comprehensive income / (loss):
Foreign currency translation gain / (loss)	(86)	10	178
Total comprehensive income / loss	$ (5,825)	$ 5,320	$ 44,816